Commitments and Contingencies - Maximum Contracted Future Annual Charter Hire Receivable Before Allowance for Any Off-Hire Periods (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 169,571
2017	167,305
2018	118,896
2019	103,285
2020	82,259
Thereafter	149,408
Maximum Future Contracted charter Hire	$ 790,724